Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Taxation
Schedule of reconciliation of the differences between the statutory income tax rate

	For the six months ended
	June 30,
	2023	2024
	%	%
Statutory income tax rate of the PRC	25.0	25.0
Permanent differences	(1.1)	(4.5)
Change in valuation allowance	(24.5)	(12.5)
Effect of preferential tax rate	(3.5)	(2.6)
Others	4.1	(5.4)
Effective income tax rate	—	—